UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

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Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ X]

Pre-Effective Amendment No.   3

[ X]

Post-Effective Amendment No.

[    ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [     ]

Amendment No. 3

 [ X ]

(Check appropriate box or boxes.)

Simple Capital Trust

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(Exact name of Registrant as Specified in Charter)

One Apple Hill

Suite 316

Natick, MA 01760

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(Address of Principal Executive Office)

508-655-7948

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(Registrant’s Telephone Number, including Area Code)

Oriosto Medrano Santana

One Apple Hill

Suite 316

Natick, Massachusetts 01760

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(Name and Address of Agent for Service)

Registrant declares that it is registering an indefinite number or amount of its securities by this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

The Registrant hereby incorporates by reference the Part A (Prospectus) and Part B (Statement of Additional Information) filed on August 13, 2007.

PART C

OTHER INFORMATION

ITEM 23. EXHIBITS

(a)   Agreement & Declaration of Trust, dated February 11, 2007 (a).

(b)   By-Laws - By-Laws of Simple Capital Trust, dated February 11, 2007(a).

(c)   Instruments Defining Rights of Security Holders - Reference is made to the Trust’s Agreement & Declaration of Trust (a).

(d)   Investment Advisory Contracts—

Management Contract between Registrant & Simple Capital, LLC, dated June 10, 2007(b).

Amended and Restated Fee Waiver and Expense Limitation Agreement between Registrant & Simple Capital, LLC, dated August 13, 2007 – filed herewith as Exhibit 23D(2).

(e)   Underwriting Contracts – None

(f)   Bonus or Profit Sharing Contracts-- None

(g)   Custodian Agreements— Custody Agreement between the Registrant and The Huntington National Bank (b)

(h)   Other Material Contracts --

Transfer Agent Agreement between the Registrant and Mutual Shareholder Services, LLC(b).

Accounting Services Agreement between the Registrant and Mutual Shareholder Services, LLC (b).

(i)   Legal Opinion & Consent--- Legal Opinion of Counsel (a).

(j)   Other Opinions—Consent of Sandville & Company is filed herewith as Exhibit 23(j)

(k)   Omitted Financial Statements —  (c)

(l)   Initial Capital Agreements (a).

(m)   Rule 12b-1 Plan - None

(n)   Rule 18f-3 Plan - None

(o)   Power of Attorney (b).

(p)   Codes of Ethics – (b).

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(a)

Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on April 24, 2007 (File No. 333-142326).

(b)

Incorporated herein by reference to the Registrants Pre-Effective Amendment No. 1 filed on July 23, 2007.

(c)

Incorporated herein by reference to the Registrants Pre-Effective Amendment No. 1 filed on August 13, 2007.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons controlled by or under common control with the Fund.

ITEM 25. INDEMNIFICATION

(a) General. The Trust’s Agreement and Declaration of Trust and By-Laws provide that no Trustee or officer of the Trust shall be personally liable to the Trust or the holders of shares for any neglect or wrongdoing of any officer, agent, employee, manager or principal underwriter of Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and each Trustee and officer shall be indemnified by the Trust; provided, however, that nothing herein contained shall protect any Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

(b) Disabling Conduct. No Trustee or officer shall be protected against any liability to the Trust or its shareholders if such Trustee or officer would be subject to such liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (such conduct hereinafter referred to as Disabling Conduct).

(c) Expenses.  Expenses, including counsel fees so incurred by any such Trustee (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Trustee to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust, provided, however, that either (a) such Trustee shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Trustee will be found entitled to indemnification under this Declaration of Trust.

(d) Insurance. To the fullest extent permitted by law and the 1940 Act, the Trust may purchase and maintain insurance on behalf of any officer or Trustee of the Trust, against any liability asserted against him or her and incurred by him or her in and arising out of his or her position, whether or not the Trust would have the power to indemnify him or her against such liability.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See the Prospectus, generally and the Statement of Additional Information section entitled “Trustees and Officers” for the activities and affiliations of the officers and directors of the Investment Adviser to the Registrant. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Investment Adviser is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

ITEM 27. PRINCIPAL UNDERWRITER

None

(c) Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent at 8000 Town Centre Road, Suite 400, Broadview Heights, Ohio 44147-4003, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian at 7 Easton Oval, Columbus, Ohio 43219.

ITEM 29. MANAGEMENT SERVICES

The substantive provisions of the agreements between the Registrant and the Investment Adviser, Principal Underwriter and Transfer Agent, Custodian and Administrator are discussed in Part B hereof.

ITEM 30. UNDERTAKINGS

Registrant undertakes to comply with section 16(c) of the Investment Company Act of 1940.  Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the latest annual report of each series of Registrant to shareholders upon request and without charge.  Since the Fund intends to raise its initial capital under section 14(a)(3), Registrant undertakes to file an amendment to this registration statement to provide certified financial statements showing the initial capital received before Registrant will accept subscriptions from more than 25 persons.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Initial Registration Statement on Form N-1A to be signed on its behalf by the undersigned, hereunto duly authorized in Natick, Massachusetts on the 7th day of August, 2007.

                                The Simple Capital Trust

                                /s/ Oriosto Medrano Santana

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                                By: Oriosto Medrano Santana

                                Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.  Each person whose signature appears below hereby constitutes Daniel Adamson such person’s true and lawful attorney, with full power to him to sign for such person and in such person’s name and capacity indicated below, any and all amendments to this Registration Statement, hereby ratifying and confirming such person’s signature as it may be signed by said attorney to any and all amendments:

/s/ Oriosto Medrano Santana Oriosto Medrado Santana	Principal Executive Officer	August 13, 2007
/s/ Barry McNeil Barry McNeil	Principal Financial and Accounting Officer	August 13, 2007
/s/ Jose P. Sanchez* Jose P. Sanchez	Trustee	August 13, 2007
/s/ Ryan Hanna* Ryan Hanna	Trustee	August 13, 2007
/s/ Peter Delaney* Peter Delaney	Trustee	August 13, 2007
*	Executed by Oriosto Medrano Santana pursuant to a power of attorney incorporated herein by reference to Pre-Effective Amendment No. 1 filed July 23, 2007.